JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

December 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)
File Nos. 811-21295 and 333-103022
on behalf of the JPMorgan Total Return Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 310 (Amendment No. 311 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class R2 and Class R6 Shares for the JPMorgan Total Return Fund.

If you have any questions or comments, please call me at (614) 901-1410.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary